Distribution Date:	03/12/25	SG Commercial Mortgage Securities Trust 2016-C5
Determination Date:	03/06/25
Next Distribution Date:	04/11/25
Record Date:	02/28/25	Commercial Mortgage Pass-Through Certificates
Series 2016-C5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	SG Commercial Mortgage Securities, LLC
Certificate Factor Detail	3		Jim Barnard		Jim.Barnard@sgcib.com
Certificate Interest Reconciliation Detail	4		245 Park Avenue | New York, NY 10167 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25-26
		Controlling Class	RREF III Debt AIV, L.P.
Interest Shortfall Detail - Collateral Level	27	Representative
Supplemental Notes	28		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	78419CAA2	1.345000%	30,047,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	78419CAB0	2.491000%	92,155,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	78419CAC8	2.779000%	165,000,000.00	141,929,976.23	115,758.57	328,686.17	0.00	0.00	444,444.74	141,814,217.66	38.42%	30.00%
A-4	78419CAD6	3.055000%	188,922,000.00	188,922,000.00	0.00	480,963.92	0.00	0.00	480,963.92	188,922,000.00	38.42%	30.00%
A-SB	78419CAE4	2.895000%	39,644,000.00	6,143,844.06	999,445.20	14,822.02	0.00	0.00	1,014,267.22	5,144,398.86	38.42%	30.00%
A-M	78419CAF1	3.379000%	50,656,000.00	50,656,000.00	0.00	142,638.85	0.00	0.00	142,638.85	50,656,000.00	29.13%	23.13%
B	78419CAK0	3.933000%	35,919,000.00	35,919,000.00	0.00	117,724.52	0.00	0.00	117,724.52	35,919,000.00	22.54%	18.25%
C	78419CAL8	4.813714%	33,157,000.00	33,157,000.00	0.00	133,006.92	0.00	0.00	133,006.92	33,157,000.00	16.47%	13.75%
D	78419CAV6	4.813714%	39,603,000.00	39,603,000.00	0.00	158,864.59	0.00	0.00	158,864.59	39,603,000.00	9.20%	8.38%
E	78419CAX2	2.537000%	19,342,000.00	19,342,000.00	0.00	40,892.21	0.00	0.00	40,892.21	19,342,000.00	5.66%	5.75%
F	78419CAZ7	2.537000%	8,289,000.00	8,289,000.00	0.00	17,524.33	0.00	0.00	17,524.33	8,289,000.00	4.14%	4.63%
G	78419CBB9	2.537000%	34,077,980.00	22,570,462.65	0.00	31,496.93	0.00	0.00	31,496.93	22,570,462.65	0.00%	0.00%
V	78419CBD5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	78419CBF0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			736,811,980.00	546,532,282.94	1,115,203.77	1,466,620.46	0.00	0.00	2,581,824.23	545,417,079.17

X-A	78419CAG9	1.819962%	566,424,000.00	387,651,820.29	0.00	587,926.41	0.00	0.00	587,926.41	386,536,616.52
X-B	78419CAH7	0.880714%	35,919,000.00	35,919,000.00	0.00	26,361.96	0.00	0.00	26,361.96	35,919,000.00
X-C	78419CAJ3	0.000000%	33,157,000.00	33,157,000.00	0.00	0.00	0.00	0.00	0.00	33,157,000.00
X-D	78419CAM6	0.000000%	39,603,000.00	39,603,000.00	0.00	0.00	0.00	0.00	0.00	39,603,000.00
X-E	78419CAP9	2.276714%	19,342,000.00	19,342,000.00	0.00	36,696.83	0.00	0.00	36,696.83	19,342,000.00
X-F	78419CAR5	2.276714%	8,289,000.00	8,289,000.00	0.00	15,726.40	0.00	0.00	15,726.40	8,289,000.00
X-G	78419CAT1	2.276714%	34,077,980.00	22,570,462.65	0.00	42,822.07	0.00	0.00	42,822.07	22,570,462.65
Notional SubTotal			736,811,980.00	546,532,282.94	0.00	709,533.67	0.00	0.00	709,533.67	545,417,079.17

Deal Distribution Total					1,115,203.77	2,176,154.13	0.00	0.00	3,291,357.90

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	78419CAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	78419CAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	78419CAC8	860.18167412	0.70156709	1.99203739	0.00000000	0.00000000	0.00000000	0.00000000	2.69360448	859.48010703
A-4	78419CAD6	1,000.00000000	0.00000000	2.54583331	0.00000000	0.00000000	0.00000000	0.00000000	2.54583331	1,000.00000000
A-SB	78419CAE4	154.97538240	25.21050348	0.37387801	0.00000000	0.00000000	0.00000000	0.00000000	25.58438150	129.76487892
A-M	78419CAF1	1,000.00000000	0.00000000	2.81583327	0.00000000	0.00000000	0.00000000	0.00000000	2.81583327	1,000.00000000
B	78419CAK0	1,000.00000000	0.00000000	3.27749993	0.00000000	0.00000000	0.00000000	0.00000000	3.27749993	1,000.00000000
C	78419CAL8	1,000.00000000	0.00000000	4.01142805	0.00000000	0.00000000	0.00000000	0.00000000	4.01142805	1,000.00000000
D	78419CAV6	1,000.00000000	0.00000000	4.01142817	0.00000000	0.00000000	0.00000000	0.00000000	4.01142817	1,000.00000000
E	78419CAX2	1,000.00000000	0.00000000	2.11416658	0.00000000	0.00000000	0.00000000	0.00000000	2.11416658	1,000.00000000
F	78419CAZ7	1,000.00000000	0.00000000	2.11416697	0.00000000	0.00000000	0.00000000	0.00000000	2.11416697	1,000.00000000
G	78419CBB9	662.31809074	0.00000000	0.92426048	0.47599036	47.83160680	0.00000000	0.00000000	0.92426048	662.31809074
V	78419CBD5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	78419CBF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	78419CAG9	684.38452518	0.00000000	1.03796169	0.00000000	0.00000000	0.00000000	0.00000000	1.03796169	682.41567540
X-B	78419CAH7	1,000.00000000	0.00000000	0.73392800	0.00000000	0.00000000	0.00000000	0.00000000	0.73392800	1,000.00000000
X-C	78419CAJ3	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	78419CAM6	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-E	78419CAP9	1,000.00000000	0.00000000	1.89726140	0.00000000	0.00000000	0.00000000	0.00000000	1.89726140	1,000.00000000
X-F	78419CAR5	1,000.00000000	0.00000000	1.89726143	0.00000000	0.00000000	0.00000000	0.00000000	1.89726143	1,000.00000000
X-G	78419CAT1	662.31809074	0.00000000	1.25659062	0.00000000	0.00000000	0.00000000	0.00000000	1.25659062	662.31809074

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02/01/25 - 02/28/25	30	0.00	328,686.17	0.00	328,686.17	0.00	0.00	0.00	328,686.17	0.00
A-4	02/01/25 - 02/28/25	30	0.00	480,963.92	0.00	480,963.92	0.00	0.00	0.00	480,963.92	0.00
A-SB	02/01/25 - 02/28/25	30	0.00	14,822.02	0.00	14,822.02	0.00	0.00	0.00	14,822.02	0.00
A-M	02/01/25 - 02/28/25	30	0.00	142,638.85	0.00	142,638.85	0.00	0.00	0.00	142,638.85	0.00
X-A	02/01/25 - 02/28/25	30	0.00	587,926.41	0.00	587,926.41	0.00	0.00	0.00	587,926.41	0.00
X-B	02/01/25 - 02/28/25	30	0.00	26,361.96	0.00	26,361.96	0.00	0.00	0.00	26,361.96	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	02/01/25 - 02/28/25	30	0.00	36,696.83	0.00	36,696.83	0.00	0.00	0.00	36,696.83	0.00
X-F	02/01/25 - 02/28/25	30	0.00	15,726.40	0.00	15,726.40	0.00	0.00	0.00	15,726.40	0.00
X-G	02/01/25 - 02/28/25	30	0.00	42,822.07	0.00	42,822.07	0.00	0.00	0.00	42,822.07	0.00
B	02/01/25 - 02/28/25	30	0.00	117,724.52	0.00	117,724.52	0.00	0.00	0.00	117,724.52	0.00
C	02/01/25 - 02/28/25	30	0.00	133,006.92	0.00	133,006.92	0.00	0.00	0.00	133,006.92	0.00
D	02/01/25 - 02/28/25	30	0.00	158,864.59	0.00	158,864.59	0.00	0.00	0.00	158,864.59	0.00
E	02/01/25 - 02/28/25	30	0.00	40,892.21	0.00	40,892.21	0.00	0.00	0.00	40,892.21	0.00
F	02/01/25 - 02/28/25	30	0.00	17,524.33	0.00	17,524.33	0.00	0.00	0.00	17,524.33	0.00
G	02/01/25 - 02/28/25	30	1,610,379.14	47,717.72	0.00	47,717.72	16,220.79	0.00	0.00	31,496.93	1,630,004.54
Totals			1,610,379.14	2,192,374.92	0.00	2,192,374.92	16,220.79	0.00	0.00	2,176,154.13	1,630,004.54

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	3,291,357.90
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,057,240.77	Master Servicing Fee	6,570.38
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,254.41
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	212.54
ARD Interest	0.00	Operating Advisor Fee	1,297.95
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	144.53
Extension Interest	0.00
Interest Reserve Withdrawal	146,823.98
Total Interest Collected	2,204,064.75	Total Fees	11,689.81

Principal		Expenses/Reimbursements
Scheduled Principal	920,696.39	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	13,209.75
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,011.03
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	194,507.38	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,115,203.77	Total Expenses/Reimbursements	16,220.78

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,176,154.13
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,115,203.77
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,291,357.90
Total Funds Collected	3,319,268.52	Total Funds Distributed	3,319,268.49

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	546,532,282.94	546,532,282.94	Beginning Certificate Balance	546,532,282.94
(-) Scheduled Principal Collections	920,696.39	920,696.39	(-) Principal Distributions	1,115,203.77
(-) Unscheduled Principal Collections	194,507.38	194,507.38	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	545,417,079.17	545,417,079.17	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	547,674,563.39	547,674,563.39	Ending Certificate Balance	545,417,079.17
Ending Actual Collateral Balance	546,599,848.52	546,599,848.52

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.81%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	86,104,069.15	15.79%	15	4.9339	NAP	Defeased	5	86,104,069.15	15.79%	15	4.9339	NAP
2,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	13	153,177,908.70	28.08%	12	5.0502	0.861851
2,000,001 to 3,000,000	1	2,250,446.66	0.41%	14	5.7600	1.091300	1.31 to 1.40	1	5,587,859.23	1.02%	15	5.0200	1.366900
3,000,001 to 4,000,000	2	7,079,208.89	1.30%	12	5.1089	2.393050	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	5	21,475,623.05	3.94%	14	5.3236	1.501914	1.51 to 1.60	3	38,368,049.21	7.03%	12	5.1744	1.561143
5,000,001 to 6,000,000	2	10,830,473.95	1.99%	15	5.1652	1.485737	1.61 to 1.70	6	84,389,267.80	15.47%	8	4.5247	1.637966
6,000,001 to 7,000,000	1	6,145,902.95	1.13%	15	5.1700	1.277500	1.71 to 1.80	1	3,929,208.89	0.72%	15	5.3200	1.752300
7,000,001 to 8,000,000	1	7,347,281.95	1.35%	8	6.0500	(0.334900)	1.81 to 1.90	2	21,166,816.48	3.88%	12	4.4722	1.859796
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	2	19,152,486.43	3.51%	(16)	5.1573	1.387987	2.01 to 2.25	2	41,879,018.67	7.68%	13	5.0300	2.164202
10,000,001 to 15,000,000	7	88,032,699.05	16.14%	15	5.4351	1.590257	2.26 to 3.00	3	71,664,881.04	13.14%	(2)	4.9916	2.593119
15,000,001 to 20,000,000	3	50,913,823.39	9.33%	9	4.3267	1.580345	3.01 to 3.99	2	39,150,000.00	7.18%	14	3.7972	3.112852
20,000,001 to 30,000,000	6	132,085,063.70	24.22%	3	4.8927	1.435291	4.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 or greater	3	114,000,000.00	20.90%	15	4.1684	2.391363	Totals	38	545,417,079.17	100.00%	10	4.8393	1.678029
Totals	38	545,417,079.17	100.00%	10	4.8393	1.678029
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	8	86,104,069.15	15.79%	15	4.9339	NAP
							Defeased	8	86,104,069.15	15.79%	15	4.9339	NAP
Alabama	2	13,347,849.22	2.45%	15	5.5000	1.228000
							Industrial	1	148,497.88	0.03%	(46)	5.2130	1.679800
California	3	55,302,622.74	10.14%	15	4.9788	2.113386
							Lodging	11	75,996,045.80	13.93%	13	5.5192	1.403533
Connecticut	1	1,283,857.17	0.24%	15	5.3200	1.752300
							Mixed Use	2	10,287,767.41	1.89%	16	4.5300	1.627100
Florida	3	40,118,352.67	7.36%	12	5.0953	2.009144
							Multi-Family	3	35,757,589.23	6.56%	11	4.7331	0.913800
Georgia	1	18,047,202.07	3.31%	9	3.9440	1.303600
							Office	23	192,641,113.09	35.32%	5	5.0339	1.781023
Indiana	2	10,496,415.65	1.92%	15	5.1617	1.236964
							Other	58	16,976,143.06	3.11%	11	4.3000	1.849600
Mississippi	1	3,461,215.43	0.63%	7	4.7900	1.607000
							Retail	14	127,505,853.56	23.38%	13	4.2023	1.972807
New Hampshire	1	40,000,000.00	7.33%	15	4.0400	1.625600
							Totals	120	545,417,079.17	100.00%	10	4.8393	1.678029
New Jersey	24	22,334,812.16	4.09%	(7)	5.0700	1.458218

New York	3	39,844,845.26	7.31%	13	3.8819	2.935049

North Carolina	2	5,727,918.45	1.05%	15	5.0024	1.378703

Ohio	3	20,096,458.81	3.68%	12	5.2583	1.102629

Oklahoma	1	3,150,000.00	0.58%	8	4.8455	3.192300

Oregon	1	7,347,281.95	1.35%	8	6.0500	(0.334900)

Pennsylvania	14	57,069,419.66	10.46%	(6)	4.9433	1.919398

South Carolina	1	4,190,673.43	0.77%	15	5.1700	1.901100

Texas	4	31,595,360.52	5.79%	8	4.8042	0.657927

Virginia	38	24,261,938.85	4.45%	13	5.1314	2.295604

Washington	6	41,521,281.94	7.61%	16	4.9967	1.604894

Wisconsin	1	20,115,504.06	3.69%	8	5.0500	0.564700

Totals	120	545,417,079.17	100.00%	10	4.8393	1.678029

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	86,104,069.15	15.79%	15	4.9339	NAP	Defeased	5	86,104,069.15	15.79%	15	4.9339	NAP
	4.000% or less	2	54,047,202.07	9.91%	13	3.7851	2.504084	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	40,000,000.00	7.33%	15	4.0400	1.625600	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	16,976,143.05	3.11%	11	4.3000	1.849600	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	2	58,509,162.20	10.73%	15	4.6677	2.207337	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	5	82,084,730.70	15.05%	(3)	4.8790	1.434331	49 months or greater	33	459,313,010.02	84.21%	9	4.8216	1.703345
	5.001% to 5.250%	10	105,908,080.01	19.42%	7	5.0825	1.554761	Totals	38	545,417,079.17	100.00%	10	4.8393	1.678029
	5.251% to5.500%	7	63,456,367.65	11.63%	14	5.3784	1.249530
	5.501% to 5.750%	2	15,719,860.91	2.88%	16	5.6439	1.582834
	5.751% to 6.000%	2	15,264,181.48	2.80%	14	5.8367	2.446711
	6.001 or greater	1	7,347,281.95	1.35%	8	6.0500	(0.334900)
	Totals	38	545,417,079.17	100.00%	10	4.8393	1.678029
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	86,104,069.15	15.79%	15	4.9339	NAP	Defeased	5	86,104,069.15	15.79%	15	4.9339	NAP
	59 months or less	33	459,313,010.02	84.21%	9	4.8216	1.703345	Interest Only	5	134,126,143.05	24.59%	14	4.2009	2.341603
60 months to 83 months		0	0.00	0.00%	0	0.0000	0.000000	324 months or less	28	325,186,866.97	59.62%	7	5.0775	1.440090
84 months to 110 months		0	0.00	0.00%	0	0.0000	0.000000	325 months to 351 months	0	0.00	0.00%	0	0.0000	0.000000
	111 months or greater	0	0.00	0.00%	0	0.0000	0.000000	352 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	545,417,079.17	100.00%	10	4.8393	1.678029	Totals	38	545,417,079.17	100.00%	10	4.8393	1.678029
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	86,104,069.15	15.79%	15	4.9339	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	29	407,620,318.14	74.74%	13	4.8260	1.654365
	13 months to 24 months	3	41,977,801.97	7.70%	(16)	4.6882	2.184411
	25 months or greater	1	9,714,889.91	1.78%	(46)	5.2130	1.679800
	Totals	38	545,417,079.17	100.00%	10	4.8393	1.678029
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	303161073	RT	Salem	NH	Actual/360	4.040%	125,688.89	0.00	0.00	N/A	06/01/26	--	40,000,000.00	40,000,000.00	03/01/25
2	303161071	OF	San Francisco	CA	Actual/360	4.742%	140,152.44	0.00	0.00	N/A	06/01/26	--	38,000,000.00	38,000,000.00	03/01/25
3	407004623	RT	New York	NY	Actual/360	3.705%	103,754.00	0.00	0.00	N/A	06/06/26	--	36,000,000.00	36,000,000.00	03/06/25
5	303161076	LO	Nashville	TN	Actual/360	5.116%	116,845.77	69,723.37	0.00	N/A	07/01/26	--	29,364,793.01	29,295,069.64	03/01/25
6	306170006	OF	Tampa	FL	Actual/360	5.020%	111,150.55	51,554.14	0.00	N/A	03/06/26	--	28,467,699.15	28,416,145.01	03/06/25
8	303161078	OF	Center Valley	PA	Actual/360	4.910%	79,607.23	194,507.38	0.00	07/01/21	07/01/36	--	20,845,653.60	20,651,146.22	03/01/25
9	306170009	MF	Dallas	TX	Actual/360	4.810%	83,906.96	42,157.83	0.00	N/A	12/06/25	--	22,428,352.27	22,386,194.44	01/06/25
10	301741107	OF	Glendale	WI	Actual/360	5.050%	79,207.05	50,364.52	0.00	N/A	11/06/25	--	20,165,868.58	20,115,504.06	01/06/25
11	301741118	RT	Columbus	GA	Actual/360	3.944%	55,572.63	69,055.42	0.00	N/A	12/06/25	--	18,116,257.49	18,047,202.07	03/06/25
12	407004625	OF	Breinigsville	PA	Actual/360	5.000%	77,991.95	48,161.13	0.00	N/A	07/06/26	--	20,055,072.90	20,006,911.77	02/06/25
13	306170013	Various Various		WA	Actual/360	4.530%	72,404.12	40,730.32	0.00	N/A	07/05/26	--	20,549,892.52	20,509,162.20	03/05/25
14	306170014	RT	Various	FL	Actual/360	5.233%	73,984.98	43,134.66	0.00	N/A	05/05/26	--	18,177,631.07	18,134,496.41	03/05/25
15	407004638	98	Various	Various	Actual/360	4.300%	56,775.77	0.00	0.00	N/A	02/06/26	--	16,976,143.05	16,976,143.05	03/06/25
16	306170016	IN	Various	PA	Actual/360	4.620%	62,120.09	38,078.77	0.00	N/A	07/01/26	05/01/26	17,287,594.13	17,249,515.36	03/01/25
17	301741100	RT	Various	Various	Actual/360	4.790%	59,331.25	34,999.74	0.00	10/06/25	10/06/45	--	15,925,478.01	15,890,478.27	03/06/25
18	303161066	MF	Blacksburg	VA	Actual/360	4.685%	50,104.52	34,415.98	0.00	N/A	05/01/26	--	13,750,287.53	13,715,871.55	03/01/25
19	306170019	LO	Gulf Shores	AL	Actual/360	5.500%	57,230.79	30,776.51	0.00	N/A	06/05/26	--	13,378,625.73	13,347,849.22	03/05/25
20	301741138	OF	Beachwood	OH	Actual/360	5.347%	53,625.92	30,108.12	0.00	N/A	06/06/26	--	12,894,634.22	12,864,526.10	03/06/25
21	306170021	LO	Various	VA	Actual/360	5.850%	59,345.11	29,146.03	0.00	N/A	05/06/26	--	13,042,880.85	13,013,734.82	03/06/25
22	407004609	LO	Los Angeles	CA	Actual/360	5.419%	54,354.61	30,053.00	0.00	N/A	05/06/26	--	12,896,197.31	12,866,144.31	03/06/25
24	407004621	OF	Horsham	PA	Actual/360	5.051%	52,995.39	26,916.15	0.00	N/A	06/06/26	--	13,489,789.81	13,462,873.66	03/06/25
26	303161069	LO	Ocala	FL	Actual/360	5.281%	46,088.36	26,502.06	0.00	N/A	05/01/26	--	11,220,690.52	11,194,188.46	03/01/25
27	306170027	OF	Vancouver	WA	Actual/360	5.610%	49,331.37	22,507.34	0.00	N/A	07/05/26	--	11,305,889.82	11,283,382.48	03/05/25
28	305960001	Various Various		Various	Actual/360	5.213%	39,389.56	0.00	0.00	N/A	05/05/21	--	9,714,889.91	9,714,889.91	03/05/25
29	407004607	OF	Cherry Hill	NJ	Actual/360	5.100%	37,526.01	22,741.41	0.00	N/A	05/06/26	--	9,460,337.93	9,437,596.52	03/06/25
30	306170030	OF	Taylorsville	UT	Actual/360	4.684%	28,186.74	27,879.71	0.00	N/A	06/01/26	--	7,736,995.90	7,709,116.19	03/01/25
31	306170031	LO	Newport	OR	Actual/360	6.050%	34,691.28	25,126.61	0.00	N/A	11/05/25	--	7,372,408.56	7,347,281.95	05/05/21
34	306170034	LO	Pineville	NC	Actual/360	5.020%	21,894.38	19,694.29	0.00	N/A	06/05/26	--	5,607,553.52	5,587,859.23	03/05/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
35	306170035	RT	Noblesville	IN	Actual/360	5.170%	24,772.78	14,777.07	0.00	N/A	06/06/26	--	6,160,680.02	6,145,902.95	03/06/25
36	306170036	RT	Richland	WA	Actual/360	5.320%	21,767.49	18,055.90	0.00	N/A	06/06/26	--	5,260,670.62	5,242,614.72	03/06/25
37	407004624	LO	Yuba City	CA	Actual/360	5.730%	19,837.41	14,697.00	0.00	N/A	07/06/26	--	4,451,175.43	4,436,478.43	03/06/25
38	306170038	LO	Fort Mill	SC	Actual/360	5.170%	16,909.87	14,600.61	0.00	N/A	06/05/26	--	4,205,274.04	4,190,673.43	03/05/25
39	306170039	LO	Wauseon	OH	Actual/360	5.350%	16,754.29	14,562.84	0.00	N/A	10/06/25	--	4,026,398.79	4,011,835.95	03/06/25
40	407004615	OF	Mishawaka	IN	Actual/360	5.150%	17,467.80	10,379.54	0.00	N/A	06/06/26	--	4,360,892.24	4,350,512.70	03/06/25
41	306170041	OF	Yakima	WA	Actual/360	5.210%	18,210.78	7,901.34	0.00	N/A	05/05/26	--	4,494,023.88	4,486,122.54	03/05/25
42	306170042	RT	Various	Various	Actual/360	5.320%	16,286.37	6,810.34	0.00	N/A	06/06/26	--	3,936,019.23	3,929,208.89	03/06/25
44	306170044	MF	Oklahoma City	OK	Actual/360	4.846%	11,871.48	0.00	0.00	N/A	11/06/25	--	3,150,000.00	3,150,000.00	03/06/25
46	306170046	RT	Plattsburgh	NY	Actual/360	5.760%	10,104.78	5,084.64	0.00	N/A	05/05/26	--	2,255,531.30	2,250,446.66	03/05/25
Totals							2,057,240.77	1,115,203.77	0.00				546,532,282.94	545,417,079.17
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	18,091,976.00	13,634,811.49	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,165,502.00	3,480,204.26	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,320,723.20	3,211,354.59	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	10,382,056.37	7,686,076.44	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,303,034.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	500,784.68	0.00	--	--	--	0.00	0.00	125,829.47	251,945.65	0.00	0.00
10	2,496,321.33	787,596.00	01/01/24	09/30/24	--	0.00	0.00	129,359.99	258,977.72	162,793.66	0.00
11	7,785,341.17	3,668,665.10	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,695,761.00	2,363,752.00	01/01/24	06/30/24	--	0.00	0.00	125,763.12	125,763.12	0.00	0.00
13	2,335,110.00	1,755,628.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	14,172,082.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	2,994,788.67	2,279,615.43	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,794,929.37	1,504,674.74	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,185,312.63	868,082.86	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	3,221,270.02	3,294,444.96	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	5,577,887.45	4,454,069.07	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,116,296.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,154,832.95	1,511,092.22	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,281,376.93	1,085,575.47	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	8,234,016.00	6,163,765.00	01/01/18	09/30/18	11/12/24	3,147,504.15	73,906.00	0.00	0.00	0.00	0.00
29	1,988,647.48	1,781,761.44	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	(27,083.00)	01/01/24	06/30/24	10/07/24	0.00	32,615.75	59,740.54	2,750,100.24	374,866.92	0.00
34	795,028.26	779,956.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
35	671,377.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	835,760.73	626,821.76	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,118,239.90	614,024.72	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	768,853.51	829,002.98	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	487,796.51	458,094.51	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	443,287.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	557,080.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	403,315.36	380,178.32	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	372,466.08	389,992.15	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	220,692.50	150,499.36	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	108,471,948.21	63,732,655.87				3,147,504.15	106,521.75	440,693.11	3,386,786.73	537,660.58	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
8	303161078	194,507.38	Partial Liquidation (Curtailment)	0.00	0.00
Totals		194,507.38		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/12/25	2	42,501,698.50	0	0.00	1	7,347,281.95	0	0.00	1	9,714,889.91	0	0.00	1	194,507.38	0	0.00	4.839296%	4.785581%	10
02/12/25	0	0.00	1	20,165,868.58	1	7,372,408.56	0	0.00	1	9,714,889.91	0	0.00	1	204,895.12	0	0.00	4.839648%	4.785933%	11
01/13/25	0	0.00	1	20,207,565.31	1	7,393,707.29	0	0.00	1	9,714,889.91	0	0.00	2	2,865,158.25	0	0.00	4.839927%	4.786213%	12
12/12/24	0	0.00	1	20,249,081.50	1	7,414,895.63	0	0.00	1	9,714,889.91	0	0.00	2	1,085,387.21	0	0.00	4.837595%	4.783978%	13
11/13/24	0	0.00	0	0.00	2	27,730,469.85	0	0.00	1	10,609,884.42	0	0.00	1	195,115.74	0	0.00	4.838501%	4.784544%	14
10/11/24	0	0.00	0	0.00	2	27,792,577.87	0	0.00	1	10,609,884.42	0	0.00	1	195,766.20	0	0.00	4.838773%	4.784818%	15
09/12/24	0	0.00	1	20,378,210.75	1	7,480,285.18	0	0.00	1	10,609,884.42	0	0.00	1	192,225.30	0	0.00	4.839067%	4.794293%	16
08/12/24	1	20,418,988.08	0	0.00	1	7,501,024.81	0	0.00	1	10,611,145.11	0	0.00	1	192,660.71	1	29,300,000.00	4.839335%	4.794565%	17
07/12/24	0	0.00	0	0.00	1	7,521,656.96	0	0.00	1	10,611,145.11	0	0.00	1	188,171.44	0	0.00	4.842819%	4.798592%	18
06/12/24	0	0.00	0	0.00	1	7,543,443.32	0	0.00	1	10,611,145.11	0	0.00	1	182,403.96	0	0.00	4.843086%	4.798862%	19
05/10/24	0	0.00	0	0.00	1	7,563,855.62	0	0.00	1	10,611,145.11	0	0.00	1	189,400.14	0	0.00	4.843327%	4.799107%	20
04/12/24	0	0.00	0	0.00	1	7,585,430.30	0	0.00	1	10,611,145.11	0	0.00	2	512,600.82	0	0.00	4.843590%	4.799373%	21
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	306170009	01/06/25	1	1	125,829.47	251,945.65	0.00	22,461,383.26
10	301741107	01/06/25	1	1	129,359.99	258,977.72	173,733.24	20,207,565.31	09/18/24	13
12	407004625	02/06/25	0	B	125,763.12	125,763.12	0.00	20,055,072.90	01/03/22	98
31	306170031	05/05/21	45	6	59,740.54	2,750,100.24	502,815.52	8,256,453.98	05/11/20	13
Totals					440,693.11	3,386,786.73	676,548.76	70,980,475.45
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		9,714,890	0	0		9,714,890
0 - 6 Months		0	0	0		0
7 - 12 Months		120,450,307	70,601,326	49,848,980		0
13 - 24 Months		378,710,258	378,710,258	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		36,541,624	36,541,624	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-25	545,417,079	485,853,209	42,501,699	0	7,347,282	9,714,890
Feb-25	546,532,283	509,279,116	0	20,165,869	7,372,409	9,714,890
Jan-25	547,493,887	510,177,725	0	20,207,565	7,393,707	9,714,890
Dec-24	551,112,497	513,733,630	0	20,249,082	7,414,896	9,714,890
Nov-24	553,001,750	514,661,396	0	0	27,730,470	10,609,884
Oct-24	553,943,609	515,541,146	0	0	27,792,578	10,609,884
Sep-24	554,936,777	516,468,396	0	20,378,211	7,480,285	10,609,884
Aug-24	555,870,354	517,339,196	20,418,988	0	7,501,025	10,611,145
Jul-24	586,099,921	567,967,119	0	0	7,521,657	10,611,145
Jun-24	587,076,014	568,921,426	0	0	7,543,443	10,611,145
May-24	587,988,756	580,424,901	0	0	7,563,856	0
Apr-24	588,959,750	581,374,320	0	0	7,585,430	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	301741107	20,115,504.06	20,207,565.31	32,400,000.00	09/01/15	658,637.00	0.56470	09/30/24	11/06/25	247
12	407004625	20,006,911.77	20,055,072.90	102,000,000.00	05/03/16	2,196,691.50	1.04920	06/30/24	07/06/26	255
28	305960001	9,714,889.91	9,773,076.17	66,800,000.00	03/13/24	5,846,976.00	1.67980	09/30/18	05/05/21	255
31	306170031	7,347,281.95	8,256,453.98	12,650,000.00	09/01/24	(120,200.00)	(0.33490)	06/30/24	11/05/25	187
Totals		57,184,587.69	58,292,168.36	213,850,000.00		8,582,104.50

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
10	301741107	OF	WI	09/18/24	13

The loan transferred to Special Servicing on 9/18/2024 subsequent payment default. Special Servicer has reached out to the borrower and requested due diligence items. Borrower has been non responsive. Lender is working towards receivership and foreclosure .

12	407004625	OF	PA	01/03/22	98

Loan transferred to special servicing for Imminent Monetary Default due to a major lease expiration in 10/2023; the tenant subsequently renewed in Q1 2023. The Loan is in cash management and payment current. Special Servicer is monitoring leasing activity and property performance.

28	305960001	Various	Various	06/07/19	7

Loan orig. secured by 13 props, 1 released, 12 became REO in 2/23. 5 sold as REO: Hajjar Warehouse- Hackensack (10/23) for $3.1MM; Hajjar MOB Carlstadt (3/24) for $5.2MM, Hajjar Business Holdings- Fair Lawn (4/24) for $1.26MM, Hajjar

MOB Hackensack for $1 .25MM (7/24), and Hajjar HMOB - New Brunswick for $7.95MM (10/24). Colliers is the PM/Leasing agent for all. HMOB – Mt. Kisco: one 2-story & one 3-story bldg w/72K sf in Mt Kisco, NY, Built in 1980 & renov. 2002-3.

Miramar Med. Bldg: 16K sf 3 office condo . Incl the bldgs. 1st - 3rd flrs 3.5 mi. from Mem'l Hosp. Miramar. Built in 2007, 100% occupied. No DM. Leasing: Renewed largest tenant, Tenet Healthcare, LXP 7/23, for 10 years. Did not trade in

October 2024 auction- taking off market to further stabiliz e. Hajjar MOB - Fair Lawn: 3-story bldg w/15K sf built in 2009. Hajjar MOB - Jersey City: 3-story, Class A MOB w/32K sf built in 2011. Hajjar MOB - Glen Rock: 2-story MOB w/49K sf built in1970 in Glen Rock, Listed with JLL for trad. sale. NJ. Hajjar MOB – Oradell: 1-story bldg w/29K sf built in 1979 in Oradell, NJ. Hajjar MOB - Roseland: 3-story bldg w/42K sf, built in 1982. Didn’t trade in 4/24 auction. No DM. Holding approx.

$735K at properties or in suspense for leasing and cap
31	306170031	LO	OR	05/11/20	13

The Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the Covid-19 pandemic. The Loan is in payment default. Lender is dual tracking negotiations with the legal process and a foreclosure was filed. Receiver has the pr operty on the market for a sale. Lender continues to monitor the receivership sale and expects a payoff by April 2025.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	303161076	32,360,036.78	5.11600%	32,316,027.98	5.11600%	10	05/26/21	05/26/21	--
19	306170019	14,586,985.70	5.50000%	14,586,985.70	5.50000%	10	07/15/20	04/05/20	09/08/20
22	407004609	14,142,165.57	5.41900%	14,142,165.57	5.41900%	10	06/02/20	06/06/20	07/06/20
26	303161069	12,347,378.94	5.28100%	12,312,614.56	5.28100%	10	03/31/21	07/01/20	--
28	305960001	67,030,270.88	5.21300%	11,345,323.06	5.21300%	9	06/22/22	06/20/22	--
Totals		140,466,837.87		84,703,116.87
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
4	306170004	07/12/22	28,000,000.00	161,000,000.00	34,176,330.35	48,982,679.00	30,201,147.69	(18,781,531.31)	0.00	0.00	0.00	0.00	0.00%
4A	306170104	07/12/22	8,000,000.00	161,000,000.00	8,671,795.59	18,284,676.00	8,671,795.59	(9,612,880.41)	0.00	0.00	0.00	0.00	0.00%
23	407000584	04/13/23	13,235,434.81	21,000,000.00	8,865,871.08	1,580,716.21	8,865,871.08	7,285,154.87	5,950,279.94	0.00	8,975.51	5,941,304.43	36.30%
25	303161077	08/12/21	13,471,228.11	13,500,000.00	13,000,709.18	1,399,053.24	13,000,709.18	11,601,655.94	1,869,572.17	0.00	8,396.03	1,861,176.14	12.83%
32	301741139	11/15/21	7,802,347.46	15,400,000.00	8,254,663.58	333,085.80	8,254,663.58	7,921,577.78	0.00	0.00	0.00	0.00	0.00%
33	306170033	01/12/24	6,319,172.24	4,000,000.00	5,213,861.81	1,270,936.80	5,213,861.81	3,942,925.01	2,376,247.23	0.00	22,299.39	2,353,947.84	32.02%
47	306170047	02/12/24	1,535,498.65	1,890,000.00	1,192,663.02	1,029,848.99	1,192,663.02	162,814.03	1,372,684.62	0.00	2,160.41	1,370,524.21	81.09%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			78,363,681.27	377,790,000.00	79,375,894.61	72,880,996.04	75,400,711.95	2,519,715.91	11,568,783.96	0.00	41,831.34	11,526,952.62

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	03/12/25	0.00	(25,505.37)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		02/12/25	0.00	(25,451.56)	0.00	0.00	0.00	0.00	0.00	0.00
		01/13/25	0.00	(25,397.86)	0.00	0.00	0.00	0.00	0.00	0.00
		12/12/24	0.00	(25,344.28)	0.00	0.00	0.00	0.00	0.00	0.00
		11/13/24	0.00	(25,290.81)	0.00	0.00	0.00	0.00	0.00	0.00
		10/11/24	0.00	(25,237.46)	0.00	0.00	0.00	0.00	0.00	0.00
		09/12/24	0.00	(25,233.21)	0.00	0.00	0.00	0.00	0.00	0.00
		08/12/24	0.00	(25,179.98)	0.00	0.00	0.00	0.00	0.00	0.00
		07/12/24	0.00	(25,129.95)	0.00	0.00	0.00	0.00	0.00	0.00
		06/12/24	0.00	(25,076.93)	0.00	0.00	0.00	0.00	0.00	0.00
		05/10/24	0.00	(25,065.12)	0.00	0.00	0.00	0.00	0.00	0.00
		04/12/24	0.00	(25,012.24)	0.00	0.00	0.00	0.00	0.00	0.00
		03/12/24	0.00	(24,959.48)	0.00	0.00	0.00	0.00	0.00	0.00
		02/12/24	0.00	(22,010.86)	0.00	0.00	0.00	0.00	0.00	0.00
		01/12/24	0.00	(16,951.24)	0.00	0.00	0.00	0.00	0.00	0.00
		12/12/23	0.00	(16,933.92)	0.00	0.00	0.00	0.00	0.00	0.00
		11/10/23	0.00	(16,898.19)	0.00	0.00	0.00	0.00	0.00	0.00
		10/13/23	0.00	(16,862.54)	0.00	0.00	0.00	0.00	0.00	0.00
		09/12/23	0.00	(16,826.97)	0.00	0.00	0.00	0.00	0.00	0.00
		08/11/23	0.00	(16,791.47)	0.00	0.00	0.00	0.00	0.00	0.00
		07/12/23	0.00	(16,756.04)	0.00	0.00	0.00	0.00	0.00	0.00
		06/12/23	0.00	(16,738.31)	0.00	0.00	0.00	0.00	0.00	0.00
		05/12/23	0.00	(16,703.00)	0.00	0.00	0.00	0.00	0.00	0.00
		04/13/23	0.00	(4,114.42)	0.00	0.00	0.00	0.00	0.00	0.00
		03/10/23	0.00	(4,105.74)	0.00	0.00	0.00	0.00	0.00	0.00
		02/10/23	0.00	(4,097.07)	0.00	0.00	0.00	0.00	0.00	0.00
		01/12/23	0.00	(4,088.43)	0.00	0.00	0.00	0.00	0.00	0.00
		12/12/22	0.00	(4,079.80)	0.00	0.00	0.00	0.00	0.00	0.00
		11/14/22	0.00	(4,071.20)	0.00	0.00	0.00	0.00	0.00	0.00
		10/13/22	0.00	(4,062.61)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/12/22	0.00	(4,054.04)	0.00	0.00	0.00	0.00	0.00	0.00
		08/12/22	0.00	(4,045.48)	0.00	0.00	0.00	0.00	0.00	0.00
		07/12/22	0.00	(4,036.95)	0.00	0.00	0.00	0.00	0.00	0.00
		06/10/22	0.00	(4,028.43)	0.00	0.00	0.00	0.00	0.00	0.00
		05/12/22	0.00	(4,019.93)	0.00	0.00	0.00	0.00	0.00	0.00
		04/12/22	0.00	(4,011.45)	0.00	0.00	0.00	0.00	0.00	0.00
		03/11/22	0.00	(4,002.99)	0.00	0.00	0.00	0.00	0.00	0.00
		02/11/22	0.00	(3,994.55)	0.00	0.00	0.00	0.00	0.00	0.00
		01/12/22	0.00	(3,986.12)	0.00	0.00	0.00	0.00	0.00	0.00
		12/10/21	0.00	(3,977.71)	0.00	0.00	0.00	0.00	0.00	0.00
		11/15/21	0.00	(3,969.32)	0.00	0.00	0.00	0.00	0.00	0.00
		10/13/21	0.00	(3,960.94)	0.00	0.00	0.00	0.00	0.00	0.00
		09/13/21	0.00	(3,952.59)	0.00	0.00	0.00	0.00	0.00	0.00
4	306170004	07/12/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4A	306170104	07/12/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	407000584	09/12/24	0.00	0.00	5,941,304.43	0.00	0.00	(232.24)	0.00	0.00	5,941,304.43
		12/12/23	0.00	0.00	5,941,536.67	0.00	0.00	(8,743.27)	0.00	0.00
		04/13/23	0.00	0.00	5,950,279.94	0.00	0.00	5,950,279.94	0.00	0.00
25	303161077	09/12/23	0.00	0.00	1,861,176.14	0.00	(45.92)	0.00	0.00	0.00	1,861,222.06
		06/12/23	0.00	0.00	1,861,222.06	0.00	0.00	(8,350.11)	0.00	0.00
		08/12/21	0.00	0.00	1,869,572.17	0.00	0.00	1,869,572.17	0.00	0.00
32	301741139	11/15/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	306170033	09/12/24	0.00	0.00	2,353,947.84	0.00	0.00	(22,299.39)	0.00	0.00	2,334,467.21
		05/10/24	0.00	0.00	2,356,766.60	0.00	0.00	(19,480.63)	0.00	0.00
		01/12/24	0.00	0.00	2,376,247.23	0.00	0.00	2,376,247.23	0.00	0.00
47	306170047	09/12/24	0.00	0.00	1,370,524.21	0.00	0.00	(694.60)	0.00	0.00	1,370,524.21
		07/12/24	0.00	0.00	1,371,218.81	0.00	0.00	(1,465.81)	0.00	0.00
		02/12/24	0.00	0.00	1,372,684.62	0.00	0.00	1,372,684.62	0.00	0.00
Current Period Totals			0.00	(25,505.37)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(582,016.56)	11,526,952.62	0.00	(45.92)	11,507,517.91	0.00	0.00	11,507,517.91

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10	0.00	0.00	3,921.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,899.60	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	1,001.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	884.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	725.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	1,889.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	398.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	13,209.75	0.00	3,011.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		16,220.78

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28